Financial Instruments and Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2024
Financial Instruments and Financial Risk Management
Schedule of fair value measurement by levels of financial assets

March 31, 2024	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,386	$3,386

June 30, 2023	Level 1	Level 2	Level 3	Total
Investment in Aqualung Carbon Capture SA	$—	$—	$3,314	$3,314

Schedule of assets and liabilities exposed to currency risk	The Company is exposed to currency risk through the following assets and liabilities denominated in US dollars:

	March 31, 2024	June 30, 2023
	$	$
Cash	8,973	42,745
Accounts payable	(2,775)	(5,926)